TERM DEBT - SVB Term Loan (Details Textuals 2) (Term credit facility, Silicon Valley Bank ("SVB"), USD $)	3 Months Ended	9 Months Ended
	Mar. 31, 2011	Sep. 30, 2012	Sep. 30, 2011	Feb. 01, 2011 Installments	Dec. 31, 2010
Term credit facility | Silicon Valley Bank ("SVB")
Line of Credit Facility [Line Items]
Amount borrowed from Silicon Valley Bank ("SVB")					$ 3,000,000
Number of monthly installments				36
Percent of aggregate amount of the term loan equal to final payment		2.00%
Final payment recorded as discount		60,000
Percent equal to principal amount outstanding under the Term Loan		9.00%
Minimum fixed charge ratio	1.10 to 1.00
Amended minimum fixed charge ratio	1.75 to 1.00
Interest expense on term debt		$ 331,000	$ 465,000